3. PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property And Equipment Tables
Property and equipment
	September 30, 2017	December 31, 2016
Computer Equipment	$40,545	$34,755
Furniture and Fixtures	21,393	20,343
	61,938	55,098
Accumulated Depreciation	(34,627)	(20,475)
	$27,311	$34,623

	2016	2015
Computer Equipment	$34,755	$31,002
Furniture and Fixtures	20,343	15,022
	55,098	46,024
Accumulated Depreciation	(20,475)	(4,516)
	$34,623	$41,508